Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Commitments and Contingencies [Abstract]
Capital expenditure commitment
Outstanding bank loans			¥ 86,433	$ 11,842